Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Preferred Stock [Abstract]
Preferred Stock

14. Preferred Stock

Effective May 25, 2011, all shares of convertible preferred stock and redeemable convertible preferred stock were converted into 8,807,090 and 25,824,801 shares of common stock, respectively, in connection with the Company's IPO as described in Note 1. After the completion of the IPO in May 2011, the Company amended its certificate of incorporation and reduced the authorized number of shares of preferred stock to 100,000,000.

14. Preferred Stock

Convertible Preferred Stock

The Company has authorized 146.9 million shares of convertible preferred stock ("Convertible Preferred"), designated in thirteen series, with the rights and preferences of each designated series determined by the Company's Board of Directors.

The Company initially recorded each series of convertible preferred stock at their fair values on the dates of issuance, net of issuance costs. A redemption event will only occur upon the liquidation or winding up of the Company, a greater than 50% change of control or sale of substantially all of the assets of the Company. As the redemption event is outside the control of the Company, all shares of convertible preferred stock have been presented outside of permanent equity in accordance with accounting guidance for redeemable securities.

A summary of Convertible Preferred at December 31, 2010 consists of the following:

Series	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Dividend and Liquidation Priority	Conversion Ratio Per Share	Shares as-if Converted
Series A-1	641,500	641,500	$16,000	7	0.063	40,735
Series A-2	750,000	750,000	38,000	7	0.064	47,625
Series A-3	405,882	405,882	30,000	7	0.070	28,247
Series B-1	5,050,000	5,050,000	1,111,000	5	0.063	320,674
Series B-3	5,838,813	5,838,813	3,301,000	5	0.079	463,085
Series B-2	2,729,012	2,729,012	714,000	5	0.063	173,291
Series A-4	1,167,315	1,167,315	150,000	7	0.077	90,116
Series A-5	1,082,150	1,082,150	20,000	7	0.063	68,710
Series B-4	2,973,115	2,973,115	582,000	5	0.063	188,788
Series A-6	8,864,254	8,660,779	635,000	6	0.104	904,149
Series B-5	21,861,225	21,861,225	6,888,000	4	0.063	1,388,178
Series B-6	84,378,637	76,878,314	10,248,000	3	0.063	4,881,764
Series B-7	11,114,479	3,334,343	450,000	8	0.063	211,730

	146,856,382	131,372,448	$24,183,000			8,807,092

The rights, preferences and privileges of the Convertible Preferred Stock are as follows:

Voting

Each holder of Convertible Preferred shall be entitled to the number of votes equal to the number of shares of common stock into which such preferred stock could be converted.

Dividends

Each holder of Convertible Preferred is entitled to receive dividends, out of any assets legally available, prior and in preference to any declaration or payment of any dividend on common stock. No dividends have been declared.

Conversion

Each share of Convertible Preferred is convertible, at the option of the holder, into such number of fully-paid and nonassessable shares of common stock as is determined by a formula set forth in the Amended and Restated Certificate of Incorporation.

Each share of Convertible Preferred automatically converts into the number of shares of common stock upon the closing of a public offering of the Company's common stock in which (1) the market capitalization of the Company, based on the initial public offering price, excluding shares sold by the Company, is at least $125 million after such offering, (2) the Company's common stock is listed on a U.S. national securities exchange, and (3) the gross proceeds to the Company are at least $25 million.

Redemption

Convertible Preferred is not redeemable.

Liquidation

In the event of a liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of each series of Convertible Preferred are entitled to receive designated amounts per share plus an amount equal to all declared and unpaid dividends on such stock. Liquidation payments to the holders of each series of Convertible Preferred have priority and are made in preference to all others series with a lower priority.

Redeemable Convertible Preferred Stock

The Company has authorized 73.2 million shares of redeemable convertible preferred stock ("Redeemable Convertible Preferred"), designated in four series, with the rights and preferences of each designated series determined by the Company's Board of Directors.

A summary of Redeemable Convertible Preferred at December 31, 2010 consists of the following:

Series	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Dividend and Liquidation Priority	Conversion Ratio Per Share	Shares as-if Converted
Series C	50,534,105	49,039,840	$31,840,000	2	0.063	3,114,019

Series D	5,855,037	5,855,037	76,523,000	2	1.0	5,855,037

Series E	6,998,966	6,998,966	95,464,000	2	1.0	6,998,966

Series F	9,860,764	9,856,779	168,669,000	1	1.0	9,856,779

	73,248,872	71,750,622	$372,496,000			25,824,801

The rights, preferences and privileges of the Redeemable Convertible Preferred Stock are as follows:

Voting

Each holder of Redeemable Convertible Preferred shall be entitled to the number of votes equal to the number of shares of common stock into which such preferred stock could be converted.

Dividends

Each holder of Redeemable Convertible Preferred is entitled to receive dividends, out of an any assets legally available, prior and in preference to any declaration or payment of any dividend on common stock, Series A and Series B convertible preferred stock. No dividends have been declared to date.

The dividend of 8% payable to Series C, Series D, Series E and Series F stockholders is only payable upon the approval of the Board of Directors, but accrues and is cumulative under the terms of the Amended and Restated Certificate of Incorporation increases the liquidation preference which is included in the calculation of redemption value. The dividend amount is recorded as accretion which increases the book value of the underlying Redeemable Convertible Preferred and decreases retained earnings. The balance sheet amount reflects the redemption value of the Series C, Series D, Series E and Series F Redeemable Convertible Preferred.

Conversion

Each share of outstanding Redeemable Convertible Preferred is convertible, at the option of the holder, into such number of fully-paid and nonassessable shares of common stock as is determined by a formula set forth in the Amended and Restated Certificate of Incorporation.

Each share of Series C Redeemable Convertible Preferred automatically converts into the number of shares of common stock at the conversion price at the time in effect upon the closing of a public offering of common stock at a price of at least $0.66732 per share in which (1) the market capitalization of the Company, based on the initial offering price per share, excluding shares sold by the Company, is at least $150 million after such offering, (2) the Company's common stock is listed on a U.S. national securities exchange or the NASDAQ Stock Market, and (3) the gross proceeds to the Company are at least $25 million. Each share of Series D Redeemable Convertible Preferred automatically converts into the number of shares of common stock at the conversion price at the time in effect upon the closing of a public offering of common stock in which (1) the market capitalization of the Company, based on the initial public offering price per share, excluding shares sold by the Company, is at least $240 million after such offering, (2) the Company's common stock is listed on a U.S. national securities exchange or the NASDAQ Stock Market, and (3) the gross proceeds to the Company are at least $25 million.

Each share of Series E Redeemable Convertible Preferred automatically converts into the number of shares of common stock at the conversion price at the time in effect upon the closing of a public offering of common stock in which (1) the market capitalization of the Company, based on the initial public offering price per share, excluding shares sold by the Company, is at least $350 million after such offering, (2) the Company's common stock is listed on a U.S. national securities exchange or the NASDAQ Stock Market, and (3) the gross proceeds to the Company are at least $25 million.

Each share of Series F Redeemable Convertible Preferred automatically converts into the number of shares of common stock at the conversion price at the time in effect upon the closing of a public offering of common stock in which (1) the market capitalization of the Company, based on the initial public offering price per share, excluding shares sold by the Company, is at least $675 million after such offering, (2) the Company's common stock is listed on a U.S. national securities exchange or the NASDAQ Stock Market, and (3) the gross proceeds to the Company are at least $75 million.

Redemption

Each share of Series C Redeemable Convertible Preferred is redeemable if the holders of at least two-thirds of the then-outstanding shares of Series C Redeemable Convertible Preferred, voting together as a separate class, elect to require the Company to redeem all of the then-outstanding Series C Redeemable Convertible Preferred in three consecutive annual installments beginning on the fifth anniversary of the date on which shares of the Series E Redeemable Convertible Preferred are first issued by the Company (each a "Redemption Date"); provided that the Company shall receive at least 60 days prior to the first such Redemption Date, a written notice of such election of the Series C Redeemable Convertible Preferred holders. The Company shall effect such redemptions on each Redemption Date by paying in cash in exchange for the shares of Series C Redeemable Convertible Preferred to be redeemed on such Redemption Dates a per share sum equal to the Series C liquidation preference. The number of shares of Series C Redeemable Convertible Preferred that the Company shall be required to redeem on any one Redemption Date shall be equal to the amount determined by dividing (A) the aggregate number of shares of Series C Redeemable Convertible Preferred outstanding immediately prior to the Redemption Date by (B) the number of remaining Redemption Dates (including the Redemption Date to which such calculation applies). Shares subject to redemption are redeemable from each holder of Series C Redeemable Convertible Preferred on a pro-rata basis, based on the number of shares of Series C Redeemable Convertible Preferred then held. The total potential redemption amount at August 22, 2013, the first date at which Series C Redeemable Convertible Preferred is redeemable is $39.7 million.

Each share of Series D Redeemable Convertible Preferred is redeemable if the holders of at least two-thirds of the then-outstanding shares of Series D Redeemable Convertible Preferred, voting together as a separate class, elect to require the Company to redeem all of the then-outstanding Series D Redeemable Convertible Preferred in three consecutive annual installments beginning on the Redemption Dates; provided that the Company shall receive at least 60 days prior to the first such Redemption Date, a written notice of such election of the Series D Redeemable Convertible Preferred holders. The Company shall effect such redemptions on each Redemption Date by paying in cash in exchange for the shares of Series D Redeemable Convertible Preferred to be redeemed on such Redemption Dates a per share sum equal to the Series D liquidation preference. The number of shares of Series D Redeemable Convertible Preferred that the Company shall be required to redeem on any one Redemption Date shall be equal to the amount determined by dividing (A) the aggregate number of shares of Series D Redeemable Convertible Preferred outstanding immediately prior to the Redemption Date by (B) the number of remaining Redemption Dates (including the Redemption Date to which such calculation applies). Shares subject to redemption are redeemable from each holder of Series D Redeemable Convertible Preferred on a pro-rata basis, based on the number of shares of Series D Redeemable Convertible Preferred then held. The total potential redemption amount at August 22, 2013, the first date at which Series D Redeemable Convertible Preferred is redeemable is $93.8 million.

Each share of Series E Redeemable Convertible Preferred is redeemable if the holders of at least two-thirds of the then-outstanding shares of Series E Redeemable Convertible Preferred, voting together as a separate class, elect to require the Company to redeem all of the then-outstanding Series E Redeemable Convertible Preferred in three consecutive annual installments beginning on the Redemption Dates; provided that the Company shall receive at least 60 days prior to the first such Redemption Date, a written notice of such election of the Series E Redeemable Convertible Preferred holders. The Company shall effect such redemptions on each Redemption Date by paying in cash in exchange for the shares of Series E Redeemable Convertible Preferred to be redeemed on such Redemption Dates a per share sum equal to the Series E liquidation preference. The number of shares of Series E Redeemable Convertible Preferred that the Company shall be required to redeem on any one Redemption Date shall be equal to the amount determined by dividing (A) the aggregate number of shares of Series E Redeemable Convertible Preferred outstanding immediately prior to the Redemption Date by (B) the number of remaining Redemption Dates (including the Redemption Date to which such calculation applies). Shares subject to redemption are redeemable from each holder of Series E Redeemable Convertible Preferred on a pro-rata basis, based on the number of shares of Series E Redeemable Convertible Preferred then held. The total potential redemption amount at August 22, 2013, the first date at which Series E Redeemable Convertible Preferred is redeemable is $116.7 million.

Each share of Series F Redeemable Convertible Preferred is redeemable if the holders of at least two-thirds of the then-outstanding shares of Series F Redeemable Convertible Preferred, voting together as a separate class, elect to require the Company to redeem all of the then-outstanding Series F Redeemable Convertible Preferred in three consecutive annual installments beginning on the Redemption Dates; provided that the Company shall receive at least 60 days prior to the first such Redemption Date, a written notice of such election of the Series F Redeemable Convertible Preferred holders. The Company shall effect such redemptions on each Redemption Date by paying in cash in exchange for the shares of Series F Redeemable Convertible Preferred to be redeemed on such Redemption Dates a per share sum equal to the Series F liquidation preference. The number of shares of Series F Redeemable Convertible Preferred that the Company shall be required to redeem on any one Redemption Date shall be equal to the amount determined by dividing (A) the aggregate number of shares of Series F Redeemable Convertible Preferred outstanding immediately prior to the Redemption Date by (B) the number of remaining Redemption Dates (including the Redemption Date to which such calculation applies). Shares subject to redemption are redeemable from each holder of Series F Redeemable Convertible Preferred on a pro-rata basis, based on the number of shares of Series F Redeemable Convertible Preferred then held. The total potential redemption amount at August 22, 2013, the first date at which Series F Redeemable Convertible Preferred is redeemable is $206.6 million.

Liquidation

In the event of a liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the holders of each series of Redeemable Convertible Preferred are entitled to receive designated amounts per share plus an amount equal to all declared and unpaid dividends on such stock. Liquidation payments to the holders of each series of Redeemable Convertible Preferred have priority and are made in preference to all series of Convertible Preferred.